Intangible Assets and Accumulated Amortization (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization Period	6 years
Gross Carrying Amount	$ 320,795	$ 320,795
Accumulated Amortization	(183,059)	(159,976)
Intangible Assets Net	137,736	160,819
Patents
Finite-Lived Intangible Assets [Line Items]
Amortization Period	15 years	15 years
Gross Carrying Amount	320,795	320,795
Accumulated Amortization	(183,059)	(159,976)
Intangible Assets Net	$ 137,736	$ 160,819